Debt (Details) $ in Thousands		12 Months Ended
	Oct. 24, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Credit facility
Long-term debt		$ 1,100	$ 25,000
Total debt		$ 51,100		$ 0
The Funds' Credit Facilities
Credit facility
No. of revolving credit facilities | item		3
Line of Credit
Credit facility
Debt instrument term	5 years
Capacity for aggregate elected commitments	$ 150,000
Initial borrowing capacity	325,000
Maximum borrowing capacity	$ 1,000,000
Line of credit facility, remaining borrowing capacity			$ 125,000
Commitment fee percentage	0.50%
Line of Credit | Minimum
Credit facility
Current ratio	100.00%
Line of Credit | Maximum
Credit facility
Leverage ratio	300.00%
Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Credit Spread Adjustment Scenario 1
Credit facility
Interest rate increase	0.10%
Variable interest rate adjustment term	1 month
Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Credit Spread Adjustment Scenario 2
Credit facility
Interest rate increase	0.15%
Variable interest rate adjustment term	3 months
Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Credit Spread Adjustment Scenario 3
Credit facility
Interest rate increase	0.20%
Variable interest rate adjustment term	6 months
Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Credit facility
Variable interest rate	2.50%
Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Credit facility
Variable interest rate	3.50%
Line of Credit | Prime Rate
Credit facility
Interest rate increase	0.50%
Line of Credit | Prime Rate | Credit Spread Adjustment Scenario 1
Credit facility
Interest rate increase	1.00%
Variable interest rate adjustment term	1 month
Line of Credit | Prime Rate | Minimum | Credit Spread Adjustment Scenario 1
Credit facility
Additional to margin added to interest rate	1.50%
Line of Credit | Prime Rate | Maximum | Credit Spread Adjustment Scenario 1
Credit facility
Additional to margin added to interest rate	2.50%